Stock-Based Compensation (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Stock-Based Compensation
Schedule of stock awards outstanding

	As of March 31, 2013
	DISH Network Awards		EchoStar Awards
Stock Awards Outstanding	Stock Options	Restricted Stock Units	Stock Options	Restricted Stock Units
Held by DISH DBS employees	14,589,595	2,011,748	787,232	42,288

	As of December 31, 2012
	DISH Network Awards		EchoStar Awards
Stock Awards Outstanding	Stock Options	Restricted Stock Units	Stock Options	Restricted Stock Units
Held by DISH DBS employees	13,018,490	1,076,748	644,972	42,954

Schedule of stock option activity associated with entity's employees

	For the Three Months
	Ended March 31, 2013
	Options	Weighted- Average Exercise Price
Total options outstanding, beginning of period (1)	13,018,490	$18.99
Granted	1,870,000	$36.40
Exercised	(271,895)	$18.05
Forfeited and cancelled	(27,000)	$18.55
Total options outstanding, end of period	14,589,595	$20.55
Performance-based options outstanding, end of period (2)	8,262,300	$22.11
Exercisable at end of period	4,518,294	$17.43

(1)         The beginning of period weighted-average exercise price of $18.99 does not reflect the 2012 Stock Option Adjustment, which occurred subsequent to December 31, 2012.

(2)         These stock options are included in the caption “Total options outstanding, end of period.”  See discussion of the 2005 LTIP, 2008 LTIP, 2013 LTIP and other employee performance awards below.

	For the Years Ended December 31,
	2012		2011		2010
	Options	Weighted- Average Exercise Price	Options	Weighted- Average Exercise Price	Options	Weighted- Average Exercise Price
Total options outstanding, beginning of period (1)	17,640,074	$20.38	18,447,004	$17.76	18,094,235	$20.86
Granted	589,500	$32.25	3,198,500	$28.52	2,450,500	$18.34
Exercised	(4,406,888)	$18.51	(1,640,462)	$12.36	(408,231)	$9.99
Forfeited and cancelled (2)	(804,196)	$20.34	(2,364,968)	$12.11	(1,689,500)	$21.69
Total options outstanding, end of period	13,018,490	$18.99	17,640,074	$20.38	18,447,004	$17.76
Performance based options outstanding, end of period (3)	6,400,700	$18.71	8,022,975	$18.89	9,907,250	$15.29
Exercisable at end of period	4,310,489	$17.92	6,387,798	$21.73	5,325,753	$22.70

(1)         The beginning of period weighted-average exercise price for the year ended December 31, 2012 of $20.38 does not reflect the 2011 Stock Option Adjustment, which occurred subsequent to December 31, 2011.  The beginning of period weighted-average exercise price for the year ended December 31, 2010 of $20.86 does not reflect the 2009 Stock Option Adjustment, which occurred subsequent to December 31, 2009.

(2)         Certain of these stock options include options that were granted to individuals who transferred to and/or from another DISH Network subsidiary not a part of DISH DBS.

(3)         These stock options are included in the caption “Total options outstanding, end of period.”  See discussion of the 2005 LTIP, 2008 LTIP and other employee performance awards below.

Schedule of realized tax benefits from stock awards exercised
	For the Three Months
	Ended March 31,
	2013	2012
	(In thousands)
Tax benefit from stock awards exercised	$1,622	$1,743

	For the Years Ended December 31,
	2012	2011	2010
	(In thousands)
Tax benefit from stock awards exercised	$22,898	$9,786	$1,665

Schedule of aggregate intrinsic value of stock options associated with entity's employees
	As of March 31, 2013
	Options Outstanding	Options Exercisable
	(In thousands)
Aggregate intrinsic value	$253,104	$92,468

	As of December 31, 2012
	Options Outstanding	Options Exercisable
	(In thousands)
Aggregate intrinsic value	$226,617	$79,656

Schedule of restricted stock unit activity associated with entity's employees

	For the Three Months
	Ended March 31, 2013
	Restricted Stock Units	Weighted- Average Grant Date Fair Value
Total restricted stock units outstanding, beginning of period	1,076,748	$22.82
Granted	935,000	$36.40
Vested	—	$—
Forfeited and cancelled	—	$—
Total restricted stock units outstanding, end of period	2,011,748	$29.13
Restricted Performance Units outstanding, end of period (1)	2,011,748	$29.13

(1)         These Restricted Performance Units are included in the caption “Total restricted stock units outstanding, end of period.”  See discussion of the 2005 LTIP, 2008 LTIP, 2013 LTIP and other employee performance awards below.

	For the Years Ended December 31,
	2012		2011		2010
	Restricted Stock Awards	Weighted- Average Grant Date Fair Value	Restricted Stock Awards	Weighted- Average Grant Date Fair Value	Restricted Stock Awards	Weighted- Average Grant Date Fair Value
Total restricted stock units outstanding, beginning of period	1,179,709	$23.11	1,271,984	$22.06	857,719	$25.04
Granted	—	$—	300,000	$30.67	600,000	$18.15
Vested	(24,795)	$22.94	(14,705)	$11.09	—	$—
Forfeited and cancelled	(78,166)	$27.20	(377,570)	$26.23	(185,735)	$23.07
Total restricted stock units outstanding, end of period	1,076,748	$22.82	1,179,709	$23.11	1,271,984	$22.06
Restricted Performance Units outstanding, end of period (1)	1,076,748	$22.82	1,179,709	$23.11	1,271,984	$22.06

(1)         These Restricted Performance Units are included in the caption “Total restricted stock units outstanding, end of period.”  See discussion of the 2005 LTIP, 2008 LTIP and other employee performance awards below.

Schedule of awards outstanding pursuant to performance-based stock incentive plans

	As of March 31, 2013
Performance-Based Stock Options	Number of Awards	Weighted- Average Exercise Price
2005 LTIP	1,878,500	$20.83
2008 LTIP	1,513,800	$9.47
2013 LTIP	1,870,000	$36.40
Other employee performance awards	3,000,000	$20.39
Total	8,262,300	$22.11

Restricted Performance Units
2005 LTIP	211,498
2008 LTIP	10,250
2013 LTIP	935,000
Other employee performance awards	855,000
Total	2,011,748

	As of December 31, 2012
Performance Based Stock Options	Number of Awards	Weighted- Average Exercise Price
2005 LTIP	1,878,500	$21.60
2008 LTIP	1,522,200	$10.32
Other employee performance awards	3,000,000	$21.16
Total	6,400,700	$18.71

Restricted Performance Units
2005 LTIP	211,498
2008 LTIP	10,250
Other employee performance awards	855,000
Total	1,076,748

Schedule of allocated non-cash, stock-based compensation expense for all employees
	For the Three Months
	Ended March 31,
	2013	2012
	(In thousands)
Subscriber-related	$444	$837
General and administrative	9,775	21,250
Total non-cash, stock-based compensation	$10,219	$22,087

	For the Years Ended December 31,
	2012	2011	2010
	(In thousands)
Subscriber-related	$1,607	$1,914	$1,160
General and administrative	36,966	29,249	14,227
Total non-cash, stock based compensation	$38,573	$31,163	$15,387

Schedule of assumptions of Black-Scholes option valuation model

	For the Three Months
	Ended March 31,
Stock Options	2013 (1)	2012
Risk-free interest rate	1.93%	0.51% - 1.29%
Volatility factor	32.37%	38.80% - 39.34%
Expected term of options in years	10.0	3.4 - 5.9
Weighted-average fair value of options granted	$16.37	$9.49 - $12.69

(1)  During the three months ended March 31, 2013, all stock options granted had the same vesting period.

For the Years Ended December 31,
Stock Options	2012	2011	2010
Risk-free interest rate	0.41% - 1.29%	0.36% - 3.18%	1.50% - 2.89%
Volatility factor	33.15% - 39.50%	31.74% - 45.56%	33.33% - 38.63%
Expected term of options in years	3.1 - 5.9	3.6 - 10.0	5.2 - 7.5
Weighted-average fair value of options granted	$6.72 - $13.79	$8.73 - $14.77	$6.83 - $8.14

2005 LTIP
Stock-Based Compensation
Schedule of unrecognized non-cash, stock-based compensation expense

	2005 LTIP
		Vested
	Total	Portion (1)
	(In thousands)
DISH Network awards held by DISH DBS employees	$32,321	$29,856
EchoStar awards held by DISH DBS employees	5,591	5,256
Total	$37,912	$35,112

(1)            Represents the amount of this award that has met the foregoing vesting schedule and would therefore vest upon achievement of the performance condition.

	2005 LTIP
	Total	Vested Portion (1)
	(In thousands)
DISH Network awards held by DISH DBS employees	$31,114	$28,499
EchoStar awards held by DISH DBS employees	5,608	5,251
Total	$36,722	$33,750

(1)         Represents the amount of this award that has met the foregoing vesting schedule and would therefore vest upon achievement of the performance condition.

2008 LTIP and Other
Stock-Based Compensation
Schedule of non-cash, stock-based compensation expense recognized

	For the Three Months
	Ended March 31,
Non-Cash, Stock-Based Compensation Expense Recognized	2013	2012
	(In thousands)
2008 LTIP	$1,781	$5,496
2013 LTIP	—	—
Other employee performance awards	2,001	3,139
Total non-cash, stock-based compensation expense recognized for performance based awards	$3,782	$8,635

	For the Years Ended December 31,
Non-Cash, Stock-Based Compensation Expense Recognized	2012	2011	2010
	(In thousands)
2008 LTIP	$9,025	$18,944	$2,984
Other employee performance awards	7,471	144	271
Total non-cash, stock-based compensation expense recognized for performance based awards	$16,496	$19,088	$3,255

Schedule of unrecognized non-cash, stock-based compensation expense

Estimated Remaining Non-Cash, Stock-Based Compensation Expense	2008 LTIP	2013 LTIP	Other Employee Performance Awards
	(In thousands)
Remaining expense estimated to be recognized during 2013	$938	$—	$1,789
Estimated contingent expense subsequent to 2013	—	64,826	43,185
Total estimated remaining expense over the term of the plan	$938	$64,826	$44,974

Estimated Remaining Non-Cash, Stock-Based Compensation Expense	2008 LTIP	Other Employee Performance Awards
	(In thousands)
Expense estimated to be recognized during 2013	$1,778	$2,677
Estimated contingent expense subsequent to 2013	—	42,804
Total estimated remaining expense over the term of the plan	$1,778	$45,481